Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable	Accounts receivable consist of the following:

(Dollars in millions)	March 31, 2022	December 31, 2021
Accounts receivable	$131	$157
Less allowance for credit losses	(1)	(1)
Accounts receivable, net	$130	$156
Accounts receivable consist of the following:

	December 31,
(Dollars in millions)	2021	2020
Accounts receivable	$157	$104
Less allowance for doubtful accounts	(1)	(2)
Accounts receivable, net	$156	$102